Merger and Reverse Recapitalization - Treatment of Merger (Details) (Imported)	3 Months Ended
	Mar. 31, 2023 USD ($)	Dec. 31, 2020 USD ($)
Business Acquisition
Principal amount		$ 1,693,800
Transaction costs including advisory, banking, legal, and other professional fees	$ 25,700,000
Legacy UHG
Business Acquisition
Transaction costs including advisory, banking, legal, and other professional fees	$ 12,100,000
Diamondhead Holdings Corp. ("DHHC")
Business Acquisition
Exchange ratio	373.47
Gross proceeds	$ 128,600,000
Cash held in trust account	43,900,000
Cash in connection with the Subscription Agreement PIPE Financing	4,700,000
Cash in connection with Notes PIPE Financing	80,000,000.0
Principal amount	80,000,000.0
Debt issuance costs	5,000,000.0
Transaction costs	3,500,000
Net cash proceeds	71,500,000
Transaction costs including advisory, banking, legal, and other professional fees	$ 13,600,000